U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Capital Trust, 211 Main Street, San Francisco,
CA 94105.



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Premier Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Large Cap-Growth Fund
Schwab International Core Equity Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index
Fund
Schwab Fundamental US Small-Mid Company
Index Fund
Schwab Fundamental Emerging Markets
Index Fund
Schwab Fundamental International Large
Company Index Fund
Schwab Fundamental International Small-Mid
Company Index Fund




3
Investment Company Act File Number: 811-7704.
Securities Act File Number: 	33-62470.



4 (a)
Last day of fiscal year for which this Form
is filed: 	 October 31, 2009.



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer?s fiscal year)
(See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$14,143,047,383



   (ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$14,269,286,369



 (iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$365,865,872




  (iv)
Total available redemption credits [add Items 5(ii)
and 5(iii)]:
$14,635,152,241



   (v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$0



 (vi)
Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item (5(i)]:
($492,104,858)



(vii)
Multiplier for determining registration fee (See
instruction C.9):
X   0.0000713



(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  ? 0 ?  if no fee is due.
= $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being filed more than 90
days after the end of the issuer?s fiscal year (See
Instruction D):
+  $0



	8
Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
	=  $0



	9
Date the registration fee and any interest payment was sent to the Commission?s lockbox depository:






	Method of Delivery:     N/A





		[ ] Wire Transfer
		[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Assistant Treasurer, SchwabFunds

Date: June 1, 2010